Shareholders' Equity Narrative (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 18, 2013	Jan. 28, 2011	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Class of Stock [Line Items]
Common stock, value authorized			$ 10
Common stock, authorized share			1,000
Authorized par value per share		$ 0.01	$ 0.01
Issuance of common stock		259,900,000	750,000	30,504,000	1,087,000
Common Stock, Shares, Issued		259,865	1,000	1,000
Proceeds from Blackstone	30,700,000
Dividend paid			0	0
Tax included in Pension AOCI			0	2,204,000
Parent Company
Class of Stock [Line Items]
Shares purchased by related party			2,100,000
Successor
Class of Stock [Line Items]
Issuance of common stock					$ 1,087,000